Submission	Nov. 10, 2026
Submission [Line Items]
Central Index Key	0001868419
Registrant Name	Cycurion, Inc.
Registration File Number	333-297262
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES